SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES (Details)	Dec. 31, 2025 $ / shares
Measurement Input Volume Weighted Average Stock Price [Member] | Third Tranche Note [Member]
Business Combination [Line Items]
Volume Weighted average stock price	$ 0.65
Measurement Input Volume Weighted Average Stock Price [Member] | Fourth Tranche Note [Member]
Business Combination [Line Items]
Volume Weighted average stock price	$ 0.65
Measurement Input Simulation Period [Member] | Third Tranche Note [Member]
Business Combination [Line Items]
Simulation Period	6 months 21 days
Measurement Input Simulation Period [Member] | Fourth Tranche Note [Member]
Business Combination [Line Items]
Simulation Period	9 months 14 days
Measurement Input, Price Volatility [Member] | Third Tranche Note [Member]
Business Combination [Line Items]
Risk-free Rate	114.0
Measurement Input, Price Volatility [Member] | Fourth Tranche Note [Member]
Business Combination [Line Items]
Risk-free Rate	119.7
Measurement Input Credit Risk Adjusted Rate [Member] | Third Tranche Note [Member]
Business Combination [Line Items]
Risk-free Rate	20.9
Measurement Input Credit Risk Adjusted Rate [Member] | Fourth Tranche Note [Member]
Business Combination [Line Items]
Risk-free Rate	20.9
Measurement Input, Risk Free Interest Rate [Member] | Third Tranche Note [Member]
Business Combination [Line Items]
Risk-free Rate	3.58
Measurement Input, Risk Free Interest Rate [Member] | Fourth Tranche Note [Member]
Business Combination [Line Items]
Risk-free Rate	3.53